Oppenheimer Large Cap Growth Fund
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 30, 2001, revised August 13, 2001

         This Statement of Additional  Information is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the Prospectus  dated January 30, 2001. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,  OppenheimerFunds Services, at
P.O. Box 5270,  Denver,  Colorado 80217,  or by calling the Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                                                    Page

About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional  Information contains supplemental  information about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  can select for the
Fund.  Additional  information  is also  provided  about the  strategies  that the Fund may use to try to achieve  its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the techniques and strategies that the
Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the  investment  techniques and  strategies  described  below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         In seeking to outperform  its  benchmark,  the Russell 1000(R)Growth Index,  the Fund will allocate its common stock  investments  among industry  sectors in a manner generally  comparable to the sector  weightings in the Russell
1000(R)Growth  Index.  The Fund  anticipates  that  its  sector  allocations,  as a  percentage  of its  common  stock investments,  to larger  capitalized  industries  will generally be no more than two times that sector's  weighting in the Russell 1000(R)Growth Index,  while its sector allocations to smaller  capitalized  industries will generally be no more than three times that sectors  weighting in the Russell  1000(R)Growth  Index.  "Larger" or "smaller"  capitalized industries  for this purpose will be  determined  by the relative  size of the sector  within the Russell 1000(R)Growth
Index, with any sector  representing  approximately 10% or more of the index being considered as a "larger"  industry.
If these sector  allocation  guidelines  result in less than 10% of the Fund's total assets,  at the time of purchase, invested in any one sector of the Russell 1000(R)Growth  Index,  the Fund reserves the right to invest up to 10% of its total assets in that sector.

         |X|  Investments  in Equity  Securities.  The Fund focuses its  investments in common stocks and other equity securities  issued by companies  within the Russell  1000(R)Growth Index.  Other equity  securities  include  preferred stocks, rights and warrants, and securities convertible into common stock.

         Current income is not a criterion used to select portfolio securities.  However,  certain debt securities can be selected for the Fund's  portfolio for defensive  purposes  (including debt  securities  that the Manager  believes might offer some opportunities for capital appreciation when stocks are disfavored).

         |_| Growth  Companies.  Growth  companies are those  companies that the Manager  believes are entering into a growth  cycle  in their  business,  with the  expectation  that  their  stock  will  increase  in  value.  They may be established companies as well as newer companies in the development stage.

         Growth companies might have a variety of  characteristics  that in the Manager's view define them as "growth"
issuers.  They might be  generating  or applying new  technologies,  new or improved  distribution  techniques  or new services.  They might own or develop  natural  resources.  They might be  companies  that can  benefit  from  changing consumer  demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry.  In each case,  they have  prospects  that the Manager  believes  are  favorable  for the long term.  The portfolio  manager of the Fund looks for growth  companies  with  strong,  capable  management,  sound  financial  and accounting policies, successful product development and marketing and other factors.

                  |_|  Convertible  Securities.  While  convertible  securities are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion  into equity  securities)  causes them to be regarded  more as
"equity  equivalents."  As a result,  the rating assigned to the security has less impact on the Manager's  investment decision  with  respect  to  convertible  securities  than in the case of  non-convertible  fixed  income  securities.
Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

         To  determine  whether  convertible  securities  should be  regarded  as "equity  equivalents,"  the  Manager examines the following factors:
(1)      whether,  at the option of the  investor,  the  convertible  security can be exchanged  for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has  restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible  security may be a defensive "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |X| Foreign  Securities.  "Foreign  securities"  include  equity and debt  securities of companies  organized under the laws of countries  other than the United  States and of  governments  other than the U.S.  government.  They also include  securities of companies  (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign  businesses,  investments or sales, or that have a significant  portion of their assets abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

         Securities of foreign  issuers that are represented by American  Depository  Receipts or that are listed on a
U.S. securities exchange or traded in the U.S.  over-the-counter  markets are considered "foreign  securities" for the purpose of the Fund's  investment  allocations.  They are  subject to some of the  special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign  securities offers potential  benefits not available from investing solely in securities of  domestic  issuers.  They  include  the  opportunity  to invest in  foreign  issuers  that  appear to offer  growth potential,  or in foreign  countries with economic policies or business cycles different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking  advantage of foreign  stock  markets that do not move in a manner parallel  to U.S.  markets.  The Fund will hold  foreign  currency  only in  connection  with the  purchase or sale of foreign securities.

         |_| Risks of Foreign  Investing.  Investments  in foreign  securities  may offer  special  opportunities  for investing but also present special additional risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in  value  of  foreign  investments  due to  changes  in  currency  rates  or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in  settlement of portfolio  transactions  or loss of  certificates  for portfolio securities;
o        possibilities  in some countries of  expropriation,  confiscatory  taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past,  U.S.  Government  policies  have  discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio securities  during its last fiscal  year.  For  example,  if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate from year to year, and the Fund might have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover  creates  higher  brokerage and  transaction  costs for the Fund,  which could reduce its overall performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in distributions of taxable  long-term capital gains to shareholders,  since the Fund will normally  distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund may from time to time employ the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times, and at times may not use them.

         |X| Debt  Securities.  While the Fund does not invest for the  purpose of seeking  current  income,  at times certain debt  securities  (other than  convertible  debt  securities  described  above under the description of equity investments)  may be selected for  investment by the Fund for defensive  purposes,  as described  below.  For example, when the stock market is volatile,  or when the portfolio  manager  believes that growth  opportunities  in stocks are not  attractive,  certain  debt  securities  might  provide  not only  offer  defensive  opportunities  but also  some opportunities for capital  appreciation.  These investments could include corporate bonds and notes of foreign or U.S.
companies,  as well as U.S. and foreign  government  securities.  It is not expected  that this will be a  significant portfolio strategy of the Fund under normal market circumstances.

                  |_| Credit Risk. Debt  securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a debt  security to make  interest  or  principal  payments  on the  security as they become due. If the issuer fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that bond and of the  Fund's  shares may be  reduced.  The  Manager  may rely to some  extent on credit  ratings by nationally  recognized rating agencies in evaluating the credit risk of securities  selected for the Fund's portfolio.
It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely  payments,  and the credit  risks of a  particular  security  may  change  over  time.  While the Fund can  invest in  higher-yielding lower-grade debt securities  (that is,  securities  below  investment  grade),  its debt investments will generally be investment  grade.  Those are  securities  rated in the four highest  rating  categories  of Standard& Poor's  Rating
Service or Moody's Investors  Service,  Inc., or equivalent  ratings of other rating agencies or ratings assigned to a security by the Manager.

                  |_| Interest Rate Risks.  In addition to credit  risks,  debt  securities  are subject to changes in value when  prevailing  interest rates change.  When interest rates fall,  the values of outstanding  debt  securities generally  rise,  and the bonds may sell for more than their face  amount.  When  interest  rates rise,  the values of outstanding  debt  securities  generally  decline,  and the bonds may sell at a discount  from their face amount.  The magnitude of these price changes is generally greater for bonds with longer  maturities.  Therefore,  when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

         |X| Repurchase  Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It may do so for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds from  sales of Fund  shares,  or pending  the  settlement  of  portfolio  securities  transactions,  or for  temporary defensive purposes, as described below.

         In a repurchase  transaction,  the Fund buys a security from, and  simultaneously  resells it to, an approved vendor for delivery on an  agreed-upon  future date.  The resale  price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the  repurchase  agreement is in effect.
Approved vendors include U.S.  commercial  banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Fund's Board of Trustees from time to time.

         The  majority of these  transactions  run from day to day,  and  delivery  pursuant  to the resale  typically occurs  within  one to five days of the  purchase.  Repurchase  agreements  having a  maturity  beyond  seven days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond  seven days.  There is no limit on the amount of the Fund's net assets that may be subject to  repurchase  agreements  having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans"  under the  Investment  Company Act, are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully  collateralize  the repayment obligation.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing  of the  collateral  and may  experience  losses if there is any delay in its  ability to do so. The Manager will impose  creditworthiness  requirements  to confirm  that the vendor is  financially  sound and will  continuously monitor the collateral's value.

         |X| Illiquid and Restricted  Securities.  Under the policies and  procedures  established by the Fund's Board of Trustees,  the Manager  determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities  Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because the Fund wishes to sell the  security,  a  considerable  period may elapse  between  the time the  decision is made to sell the security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The  Fund  may  also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has  limitations  that apply to purchases of  restricted  securities,  as stated in the  Prospectus.
Those  percentage  restrictions  do not  limit  purchases  of  restricted  securities  that are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the  Securities  Act of 1933, if those  securities  have been determined  to be liquid by the Manager  under  Board-approved  guidelines.  Those  guidelines  take into  account the trading  activity for such securities and the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing  in more than  seven  days and  participation interests that do not have puts exercisable within seven days.

         |X| Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its portfolio securities  to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's  total  assets.  The Fund  currently  does not intend to engage in loans of  securities  in the coming year,  but if it does so, such loans will not likely exceed 5%
of the Fund's total assets.

         There are some risks in connection with securities  lending.  The Fund might  experience a delay in receiving additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.
The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It
must  consist  of  cash,   bank  letters  of  credit,   securities   of  the  U.S.   Government  or  its  agencies  or
instrumentalities,  or other  cash  equivalents  in  which  the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it  lends  securities,  the  Fund  receives  amounts  equal  to the  dividends  or  interest  on  loaned securities.  It also receives one or more of (a) negotiated  loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be  shared  with the  borrower.  The Fund may also pay  reasonable  finders',  custodian  and  administrative  fees in connection  with these loans.  The terms of the Fund's  loans must meet  applicable  tests under the Internal  Revenue
Code and  must  permit  the  Fund to  reacquire  loaned  securities  on five  days'  notice  or in time to vote on any important matter.

         |X|  Borrowing for  Leverage.  The Fund has the ability to borrow from banks on an unsecured  basis to invest the borrowed funds in portfolio  securities.  This  speculative  technique is known as "leverage." The Fund may borrow only from banks.  Under current regulatory  requirements,  borrowings can be made only to the extent that the value of the  Fund's  assets,  less its  liabilities  other  than  borrowings,  is equal  to at  least  300% of all  borrowings
(including  the  proposed  borrowing).  If the value of the  Fund's  assets  fails to meet this  300%  asset  coverage requirement,  the Fund will reduce its bank debt within three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall expenses of the
Fund and reduce its  returns.  If it does  borrow,  its expenses  will be greater  than  comparable  funds that do not borrow for leverage.  Additionally,  the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate using this technique,  but if it does so, it will not likely do so to a substantial degree.

         |X|  Derivatives.  The Fund can invest in a variety of  derivative  investments  to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this  Statement  of  Additional  Information.  However,  the  Fund  does  not  use,  and  does not  currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the derivative  investments the Fund can use include debt  exchangeable for common stock of an issuer or "equity-linked  debt securities" of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the issuer's  common  stock at the time of maturity.  Both alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         |X| Hedging.  Although the Fund does not  anticipate the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  To attempt to protect  against  declines in the market  value of the Fund's  portfolio,  to permit  the Fund to retain  unrealized  gains in the value of  portfolio  securities  which  have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
         |_|  sell futures contracts,
         |_|  buy puts on such futures or on securities, or
         |_|  write  covered  calls on  securities  or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to  establish  a position in the  securities  market as a temporary  substitute  for purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to  attempt  to  protect  against  the possibility that its portfolio  securities would not be fully included in a rise in value of the market.  To do so the
Fund could:
         |_|  buy futures, or
         |_|  buy calls on such futures or on securities.

         The Fund's  strategy  of hedging  with  futures  and  options on  futures  will be  incidental  to the Fund's activities in the underlying cash market.  The particular  hedging  instruments the Fund can use are described  below.
The Fund may employ new hedging  instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures.  The Fund may buy and sell futures  contracts  that relate to (1)  broadly-based  stock  indices
(these are referred to as "stock index futures"),  (2) other broadly based  securities  indices (these are referred to as  "financial  futures"),  (3) debt  securities  (these are  referred to as  "interest  rate  futures"),  (4) foreign currencies (these are referred to as "forward  contracts"),  and (5) commodities  (these are referred to as "commodity futures").

         A broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of industries.  A stock index assigns relative values to the  common  stocks  included  in the  index and its value  fluctuates  in  response  to the  changes  in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of the basket of  securities  that  comprise  the index.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle  the  futures  transaction.  There is no  delivery  made of the underlying  securities  to settle the futures  obligation.  Either party may also settle the  transaction  by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a specified type of debt security to settle the futures  transaction.  Either party could also enter into an  offsetting  contract to close out the position.

         The Fund can invests a portion of its assets in commodity futures  contracts.  Commodity futures may be based upon commodities  within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3) agriculture,  which includes wheat,  corn,  soybeans, cotton,  coffee, sugar and cocoa; (4) industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and (5) precious metals,  which includes gold,  platinum and silver.  The Fund may purchase and sell commodity futures contracts,  options on futures  contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No  payment  is paid or  received  by the Fund on the  purchase  or sale of a future.  Upon  entering  into a futures  transaction,  the Fund will be  required to deposit an initial  margin  payment  with the futures  commission merchant (the "futures  broker").  Initial  margin  payments will be deposited  with the Fund's  Custodian  bank in an account  registered in the futures  broker's  name.  However,  the futures broker can gain access to that account only under specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to  expiration  of the  future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax  purposes.  All futures transactions  (except forward contracts) are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

         |_| Put and Call Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options
("calls").  The Fund can buy and sell  exchange-traded  and  over-the-counter  put and call options,  including  index options,  securities  options,  currency  options,  commodities  options,  and  options on the other  types of futures described above.

                  |_| Writing  Covered Call  Options.  The Fund can write (that is, sell) covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it  receives  cash (a  premium).  The Fund  agrees  to sell the underlying  security to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash  premium and the investment.

         When the Fund writes a call on an index,  it receives  cash (a premium).  If the buyer of the call  exercises it,  the Fund  will pay an  amount of cash  equal to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied  by a specified  multiple that  determines  the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the premium.

         The Fund's  Custodian,  or a securities  depository  acting for the Custodian,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written  calls traded on exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary
U.S.  government  securities  dealer  which will  establish a formula  price at which the Fund will have the  absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security
(that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

         To terminate  its  obligation  on a call it has  written,  the Fund may  purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the  transaction.  The Fund may realize a profit if the call expires unexercised,  because  the Fund will retain the  underlying  security  and the  premium it received  when it wrote the call. Any such profits are considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as  ordinary  income.  If the Fund cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

         The Fund may also write  calls on a futures  contract  without  owning the  futures  contract  or  securities deliverable  under  the  contract.  To do so,  at the time the  call is  written,  the  Fund  must  cover  the call by segregating an equivalent  dollar amount of liquid assets.  The Fund will  segregate  additional  liquid assets if the value of the  segregated  assets  drops below 100% of the current  value of the  future.  Because of this  segregation requirement,  in no  circumstances  would the Fund's receipt of an exercise  notice as to that future require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position,  which is permitted by the
Fund's hedging policies.

                  |_|  Writing  Put  Options.  The Fund can sell put  options.  A put option on  securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund  writes a put,  the put must be  covered  by  segregated  liquid  assets.  The  premium  the Fund receives from writing a put represents a profit,  as long as the price of the underlying  investment  remains equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment falls below the exercise  price. If a put the Fund has written  expires  unexercised,  the Fund realizes a gain in the amount of the  premium  less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must  fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the investment at that time. In that case,  the Fund may incur a loss if it sells the underlying  investment.
That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the
Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise  price of the  underlying securities.  The Fund therefore  forgoes the  opportunity of investing the segregated  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer  through which the put was sold.  That notice will require the Fund to take  delivery of the  underlying security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may  decide to effect a closing  purchase  transaction  to  realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write  another put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  The Fund will  realize  a profit  or loss from a closing  purchase  transaction depending  on whether the cost of the  transaction  is less or more than the  premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

                  |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the possibility  that the Fund's portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call
(other than in a closing purchase  transaction),  it pays a premium. The Fund then has the right to buy the underlying investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the  Fund  exercises  the  call.  If the Fund  does not  exercise  the call or sell it  (whether  or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts  whether or not it holds the  underlying  investment  in its  portfolio.  When the Fund purchases  a put,  it pays a  premium  and,  except  as to puts on  indices,  has the  right  to sell  the  underlying investment  to a seller of a put on a  corresponding  investment  during  the put  period at a fixed  exercise  price.
Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself  during the put period  against  a  decline  in the  value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price  to a  seller  of a  corresponding  put.  If the  market  price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold, the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

         When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question  (and  thus on price  movements  in the  securities  market  generally)  rather  than on price  movements  in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that  trade on a  securities  or  commodities  exchange  or in the over-the-counter  markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the  Manager  anticipates  a rise in the dollar  value of a foreign  currency  in which  securities  to be acquired are  denominated,  the increased  cost of those  securities  may be partially  offset by purchasing  calls or writing  puts on that  foreign  currency.  If the  Manager  anticipates  a decline  in the  dollar  value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency  might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration (or it can do so for additional cash  consideration  held in a segregated account by its Custodian bank)
upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could  write a call on a foreign  currency to provide a hedge  against a decline in the U.S.  dollar value of a  security  which  the Fund owns or has the  right to  acquire  and  which is  denominated  in the  currency underlying the option.  That decline might be one that occurs due to an expected  adverse change in the exchange rate.
This is known as a "cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining cash,
U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

         |_| Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires  special skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions  incorrectly,  hedging strategies may reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

         The Fund's  option  activities  might affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio  securities,  thus increasing its turnover  rate.  The  exercise  by the Fund of puts on  securities  will  cause  the sale of  underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether  to  exercise  a put it holds is within  the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put. Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the underlying  investments.  Premiums paid for options  are small in  relation to the market  value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the  call  price.  It will not be able to  realize  any  profit  if the investment has increased in value above the call price.

         An option  position  may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling  futures or  purchasing  puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the
Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments  in a short hedge, the  market  might  advance  and the value of the  securities  held in the Fund's  portfolio  might  decline.  If that occurred,  the Fund would lose money on the  hedging  instruments  and also  experience  a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the  composition of the Fund's  portfolio  diverges from the securities  included in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being  hedged  is more  than  the historical volatility of the applicable index.

         The  ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to differences  in the nature of those  markets.  First,  all  participants  in the futures  market are subject to margin deposit and  maintenance  requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures contracts through offsetting  transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the liquidity of the futures market depends on  participants  entering into offsetting transactions  rather than  making or taking  delivery.  To the extent  participants  decide to make or take  delivery, liquidity  in the futures  market  could be  reduced,  thus  producing  distortion.  Third,  from the point of view of speculators,  the deposit  requirements  in the  futures  market are less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation  by speculators  in the futures market may cause  temporary price distortions.

         The Fund can use  hedging  instruments  to  establish  a position  in the  securities  markets as a temporary substitute  for the purchase of individual  securities  (long hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might  decline.  If the
Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments  that is not offset by a  reduction  in the price of the securities purchased.

         |_| Forward  Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect against possible losses from  changes in the  relative  values of the U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency  or a  closely-correlated  currency.  The Fund may also use  "cross-hedging"  where the Fund  hedges  against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and  another  party  agrees to sell,  a specific currency at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These  contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward  contracts to protect  against  uncertainty in the level of future  exchange  rates.
The use of forward  contracts does not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward  contracts may reduce  the risk of loss  from a  decline  in the  value of the  hedged  currency,  at the same  time  they  limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a  contract  for the  purchase  or sale of a  security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments  in a foreign  currency,  the Fund  might  desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the
Fund might enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the  foreign  currency.  This is  called a
"transaction  hedge."  The  transaction  hedge will  protect  the Fund  against a loss from an  adverse  change in the currency  exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency might suffer a substantial  decline  against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated in that foreign currency.  When the Fund believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward contract to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the Fund  believes  that the U.S.
dollar  value of the foreign  currency  to be sold  pursuant to its forward  contract  will fall  whenever  there is a decline in the U.S. dollar value of the currency in which portfolio  securities of the Fund are  denominated.  That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying to its Custodian bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid  excess  transactions  and  transaction  costs,  the Fund may  maintain a net  exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities or other assets  denominated in foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative,  the Fund may purchase a put option  permitting the
Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The  precise  matching  of the amounts  under  forward  contracts  and the value of the  securities  involved generally will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence of market  movements  between the date the forward  contract is entered into and the date it is sold.
In some cases the Manager  might  decide to sell the  security  and deliver  foreign  currency to settle the  original purchase  obligation.  If the market  value of the  security is less than the amount of foreign  currency  the Fund is obligated  to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle the  security  trade.  If the market  value of the  security  instead  exceeds  the amount of foreign currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received upon the sale of the security.  There will be additional  transaction  costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult,  and the successful execution of a short-term  hedging strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing  the Fund to  sustain  losses  on these  contracts  and to pay additional  transactions  costs.  The use of forward  contracts in this manner might reduce the Fund's  performance if there are  unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered  into such contracts.

         At or before the maturity of a forward  contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative  the Fund might retain the security and offset its  contractual  obligation to deliver the currency by  purchasing a second  contract.
Under that  contract the Fund will  obtain,  on the same  maturity  date,  the same amount of the currency  that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract  requiring it to purchase a specified currency  by  entering  into a second  contract  entitling  it to sell the same  amount  of the same  currency  on the maturity  date of the first  contract.  The Fund  would  realize a gain or loss as a result of  entering  into such an offsetting  forward  contract  under  either  circumstance.  The gain or loss will  depend on the  extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward  contracts varies with factors such as the currencies  involved, the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered into on a principal  basis,  no brokerage fees or commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

         Although  the Fund  values  its assets  daily in terms of U.S.  dollars,  it does not  intend to convert  its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between the prices at which they buy and sell  various  currencies.
Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser  rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures and  options on  futures,  the Fund is required to operate within certain  guidelines and  restrictions  with respect to the use of futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC.
The Rule does not limit the  percentage of the Fund's assets that may be used for futures  margin and related  options premiums  for a bona fide  hedging  position.  However,  under the Rule,  the Fund must  limit its  aggregate  initial futures margin and related options  premiums to not more than 5% of the Fund's net assets for hedging  strategies that are not considered bona fide hedging  strategies  under the Rule. Under the Rule, the Fund must also use short futures and  options on  futures  solely for bona fide  hedging  purposes  within  the  meaning  and intent of the  applicable provisions of the Commodity Exchange Act.

         Transactions  in options by the Fund are subject to  limitations  established  by the option  exchanges.  The exchanges  limit the maximum number of options that may be written or held by a single  investor or group of investors acting in concert.  Those  limits  apply  regardless  of whether the options  were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options  written or held by other entities,  including other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on Futures  transactions.  An exchange may order the  liquidation  of  positions  found to be in  violation  of those  limits  and may impose  certain  other sanctions.

         Under the  Investment  Company  Act,  when the Fund  purchases  a future,  it must  maintain  cash or readily marketable  short-term  debt  instruments  in an amount equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency  exchange  contracts in which the
Fund may invest are treated as "Section 1256 contracts" under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256  contracts are  characterized  as 60% long-term  and 40%  short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section  1256  contracts  that are forward contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts  also may be  marked-to-market  for purposes of  determining  the excise tax applicable to investment  company  distributions  and for other purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain  forward  contracts the Fund enters into may result in  "straddles"  for Federal income tax purposes.
The  straddle  rules may affect the  character  and timing of gains (or  losses)  recognized  by the Fund on  straddle positions.  Generally,  a loss sustained on the  disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund accrues interest  or other  receivables  or  accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or  losses  attributable  to  fluctuations  in the  value of a  foreign  currency  between  the date of acquisition of a debt security  denominated in a foreign currency or foreign currency forward  contracts and the date of disposition.

         Currency gains and losses are offset  against market gains and losses on each trade before  determining a net
"Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

         |X| Temporary  Defensive  Investments.  When market  conditions are unstable,  or the Manager  believes it is otherwise  appropriate  to  reduce  holdings  in  stocks,  the Fund can  invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption  of Fund  shares,  or to hold  while  waiting  reinvest  cash  received  from the  sale of other  portfolio securities. The Fund can buy:

|_|      high-quality (rated in the top rating categories of  nationally-recognized  rating organizations or deemed by the Manager to be of comparable  quality),  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|      commercial paper  (short-term,  unsecured,  promissory  notes of domestic or foreign  companies) rated in the top rating category of a nationally recognizes rating organization,
|_|      debt  obligations  of corporate  issuers,  rated  investment  grade (rated at least Baa by Moody's  Investors
              Service,  Inc. or at least BBB by Standard& Poor's Rating  Service,  or a comparable  rating by another rating  organization),  or unrated  securities  judged by the Manager to be of a quality  comparable  to rated securities in those categories,
|_|      preferred stocks,
|_|      certificates  of deposit  and  bankers'  acceptances  of  domestic  and  foreign  banks and  savings and loan associations, and
|_|      repurchase agreements.

         Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern  its  investments  that can be  changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
         |_| 67% or more of the shares  present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental policy.  Other policies described in the Prospectus or this
Statement of  Additional  Information  are  "fundamental"  only if they are  identified  as such.  The Fund's Board of
Trustees  can  change  non-fundamental  policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies will be described in  supplements  or updates to the  Prospectus or this  Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X|  Does  the  Fund  Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

         |_| The Fund  cannot  buy  securities  issued or  guaranteed  by any one  issuer if more than 5% of its total assets would be invested in securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies  to 75% of the Fund's  total  assets.  The limit does not apply to  securities issued by the U.S. government or any of its agencies or instrumentalities.

         |_| The Fund cannot concentrate  investments.  That means it cannot invest 25% or more of its total assets in companies  in any one  industry.  Obligations  of the U.S.  government,  its agencies  and  instrumentalities  are not considered to be part of an "industry" for the purposes of this restriction.

         |_| The Fund cannot lend money,  but the Fund can engage in repurchase  transactions and may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations.

         |_| The Fund cannot underwrite  securities of other companies,  except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio.

         |_| The Fund cannot invest in real estate or interests in real estate,  but may purchase  readily  marketable securities of companies holding real estate or interests therein.

         |_| The Fund cannot issue "senior  securities,"  but this does not prohibit it from  borrowing  money subject to the  provisions  set forth in the  Prospectus,  including  the section  titled  "Borrowing  for  Leverage," or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

         |_| The Fund cannot invest in physical  commodities  or commodity  contracts;  however,  the Fund may (i) buy and sell  hedging  instruments  permitted  by any of its other  investment  policies,  and (ii) buy and sell  options, futures,  securities or other  instruments  backed by, or the investment return from which is linked to changes in the price of, physical commodities.

         For purposes of the Fund's  fundamental  policy not to  concentrate  its assets in any one  industry,  as set forth immediately above, the Fund has adopted the industry  classifications  set forth in Appendix A to this Statement of Additional Information. These industry classifications may be changed from time to time by the Manager.

         Does the Fund Have Any  Restrictions  That Are Not  Fundamental?  The Fund has a number  of other  investment restrictions  that are not  fundamental  policies,  which  means  that they can be  changed  by the Board of  Trustees without shareholder approval.

         |_| The Fund cannot invest for the primary purpose of acquiring control or management thereof.

         |_| The Fund cannot invest in or hold  securities  of any issuer if those  officers and trustees or directors of the Fund or its adviser  owning  individually  more than 1/2 of 1% of the  securities  of such issuer  together own more than 5% of the securities of such issuer.

         |_| The Fund cannot purchase securities on margin;  however,  the Fund may make margin deposits in connection with any of its investments.

         |_| The Fund  cannot  mortgage,  hypothecate  or  pledge  any of its  assets;  escrow,  collateral  or margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.

How the Fund is Managed

Organization  and  History.  The Fund is an  open-end,  diversified  management  investment  company with an unlimited number of  authorized  shares of beneficial  interest.  The Fund was organized as a  Massachusetts  business  trust in
1998.

         The  Fund is  governed  by a Board  of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law.  The Trustees  meet  periodically  throughout  the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold shareholder  meetings from time to time on important  matters,  and shareholders  have the right to call a meeting  to remove a Trustee or to take other  action  described  in the Fund's
Declaration of Trust.

         |_|  Classes  of Shares.  The Board of  Trustees  has the  power,  without  shareholder  approval,  to divide unissued  shares of the Fund into two or more classes.  The Board has done so, and the Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment  portfolio.  Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each  class has one vote at  shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of  shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The  Trustees  are  authorized  to create new series and  classes of  shares.  The  Trustees  may  reclassify unissued shares of the Fund into additional  series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting rights or  preemptive or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

         |_| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called by the
Trustees or upon proper request of the shareholders.

         Shareholders  have the  right,  upon the  declaration  in writing or vote of  two-thirds  of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding  shares.  If the Trustees receive a request from at least 10  shareholders  stating that they wish to  communicate  with other  shareholders  to request a meeting  to remove a Trustee,  the  Trustees  will then  either  make the Fund's  shareholder  list  available  to the applicants or mail their communication to all other shareholders at the applicants'  expense.  The shareholders making the  request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's  outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_|  Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also provides for  indemnification and reimbursement of  expenses  out of the  Fund's  property  for any  shareholder  held  personally  liable  for its  obligations.  The
Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a shareholder  for any act or  obligation of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that  any  person  doing  business  with the  Fund  (and  each shareholder  of the  Fund)  agrees  under  its  Declaration  of Trust to look  solely  to the  assets  of the Fund for satisfaction  of any claim or demand  that may arise out of any  dealings  with the Fund.  Additionally  the  Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund.  The Fund's  Trustees and  officers and their  principal  occupations  and business affiliations  and  occupations  during the past five years are listed  below.  Trustees  denoted  with an asterisk (*)
below are deemed to be  "interested  persons" of the Fund under the  Investment  Company  Act. All of the Trustees are
Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer California Municipal Fund                           Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                           Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                           Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                             Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                      Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                     Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                         Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                         Oppenheimer Trinity Core Fund
Oppenheimer Global Growth&Income Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund                        Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                         Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                           Oppenheimer World Bond Fund

         Ms.  Macaskill  and Messrs.  Spiro,  Donohue,  Wixted,  Zack,  Bishop and Farrar  respectively  hold the same offices  with the other New  York-based  Oppenheimer  funds as with the Fund.  As of November 8, 2000 the Trustees and officers  of the Fund as a group owned of record or  beneficially  [less than 1%] of each class of shares of the Fund.
The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for  employees of the  Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar  Holdings,
Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman  (November 1987 -
January 1991) and a director (January 1969 - August 1999) of the Manager;  President and Director of  OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000),  Chief Executive  Officer (since September 1995) and a director (since December 1994) of the Manager;  President (since September 1995) and a director (since October 1990) of Oppenheimer  Acquisition  Corp., the Manager's  parent holding  company;  President,  Chief Executive  Officer and a director (since March 2000) of OFI
Private  Investments,  Inc., an investment adviser  subsidiary of the Manager;  Chairman and a director of Shareholder
Services,  Inc. (since August 1994) and Shareholder  Financial Services,  Inc. (since September 1995),  transfer agent subsidiaries  of the Manager;  President  (since  September  1995) and a director (since November 1989) of Oppenheimer
Partnership  Holdings,  Inc., a holding  company  subsidiary of the Manager;  President and a director  (since October
1997)  of  OppenheimerFunds  International  Ltd.,  an  offshore  fund  management  subsidiary  of the  Manager  and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset Management  Corporation  (since July 1991) and of
Oppenheimer  Real Asset  Management,  Inc.  (since July 1996),  investment  adviser  subsidiaries  of the  Manager;  a director  (since April 2000) of  OppenheimerFunds  Legacy  Program,  a charitable  trust  program  established  by the
Manager;  a director of Prudential  Corporation plc (a U.K.  financial  service  company);  President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer  funds.  Formerly he held the following  positions:  Vice Chairman (October
1995 - December  1997) and Executive  Vice  President  (December  1977 - October 1995) of the Manager;  Executive Vice
President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study,  Princeton,  N.J. (since 1991) and a member of the National  Academy of Sciences  (since 1979);  formerly (in  descending  chronological  order) a director of Bankers  Trust  Corporation,
Provost and Professor of Mathematics at Duke University,  a director of Research Triangle  Institute,  Raleigh,  N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author  and  architectural  historian;  a trustee  of the Freer  Gallery  of Art  (Smithsonian  Institute),  Executive
Committee  of Board of Trustees of the  National  Building  Museum;  a member of the  Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources,  Inc. (electric utility holding company),  Dominion Energy, Inc. (electric power and oil&gas producer),  and Prime Retail,  Inc. (real estate investment  trust);  formerly President and Chief Executive
Officer of The Conference  Board,  Inc.  (international  economic and business  research) and a director of Lumbermens
Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman  of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics
Institute,  Bard College;  a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial
Accounting  Foundation  (FASB and GASB);  President,  Baruch College of the City University of New York;  formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The  Directorship  Search Group,  Inc.  (corporate  governance  consulting  and executive  recruiting);  a director of Professional  Staff Limited (a U.K. temporary  staffing  company);  a life trustee of International  House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan&Hartson (a law firm);  a director  of Zurich  Financial  Services  (financial  services),  Zurich
Allied AG and Allied Zurich p.l.c. (insurance investment  management);  Caterpillar,  Inc. (machinery),  ConAgra, Inc.
(food and agricultural  products),  Farmers Insurance  Company  (insurance),  FMC Corp.  (chemicals and machinery) and
Texas Instruments,  Inc.  (electronics);  formerly (in descending  chronological  order),  Counsellor to the President
(Bush) for Domestic  Policy,  Chairman of the  Republican  National  Committee,  Secretary of the U.S.  Department  of
Agriculture, U.S. Trade Representative.

Patrick M. Bisbey, Portfolio Manager, Age: 42.
301 North Spring Street, Bellefonte, PA 16823
Vice President  (since  November  1990),  Managing  Director  (since June 1992),  and Manager of Trading and Portfolio
Operations  (since  January,  1984) of  Trinity  Investment  Management  Corporation,  a  wholly-owned  subsidiary  of
OppenheimerFunds,  Inc's immediate parent,  Oppenheimer  Acquisition Corp.; a portfolio manager of another Oppenheimer fund.

Andrew J. Donohue, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October 1991) and a director (since  September
1995) of the  Manager;  Executive  Vice  President  (since  September  1993) and a director  (since  January  1992) of
OppenheimerFunds  Distributor,  Inc.; Executive Vice President,  General Counsel and a director (since September 1995)
of HarbourView Asset Management  Corporation,  Shareholder Services,  Inc.,  Shareholder Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,  Inc.  (since March 2000),  and of PIMCO Trust
Company (since May 2000);  President and a director of Centennial Asset Management  Corporation (since September 1995)
and of Oppenheimer  Real Asset  Management,  Inc. (since July 1996);  Vice President and a director  (since  September
1997) of  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc; a director (since April 2000) of
OppenheimerFunds  Legacy  Program;  General  Counsel (since May 1996) and Secretary  (since April 1997) of Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice  President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView
Asset Management Corporation,  Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,  Shareholder
Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc. (since March
2000) and of  OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium Funds plc (since May 2000);  Treasurer and Chief  Financial  Officer  (since May 2000) of PIMCO Trust  Company;  Assistant  Treasurer  (since  March 1999) of
Oppenheimer Acquisition Corp. and of Centennial Asset Management  Corporation;  an officer of other Oppenheimer funds;
formerly  Principal and Chief Operating  Officer,  Bankers Trust Company - Mutual Fund Services Division (March 1995 -
March 1999);  Vice President and Chief Financial  Officer of CS First Boston  Investment  Management Corp.  (September
1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and  Associate  General  Counsel  (since May 1981) of the Manager;  Assistant
Secretary of Shareholder  Services,  Inc.  (since May 1985),  Shareholder  Financial  Services,  Inc.  (since November
1989);  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;
formerly  an  Assistant  Vice  President  of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996) and a Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);  Assistant Treasurer of Oppenheimer  Millennium
Funds plc (since October 1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the
Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

         |X| Remuneration of Trustees.  The officers of the Fund and certain  Trustees of the Fund (Ms.  Macaskill and prior to July 31, 1999 Mr.  Spiro) who are  affiliated  with the Manager  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the compensation  shown below. The compensation from the Fund was paid during its fiscal period ended July 31, 2000. The compensation  from all of the New York-based  Oppenheimer  funds (including the Fund) was  received  as a  director,  trustee or member of a  committee  of the boards of those  funds  during the calendar year 2000.

------------------------------------ -------------------------- ------------------------- ----------------------------
                                                                                                     Total
                                                                       Retirement                Compensation
                                                                        Benefits                   From all
                                      Aggregate Compensation        Accrued as Part       New York based Oppenheimer
Director's Name                             from Fund1                  of Fund                Funds (30 Funds)2
and Other Positions                                                     Expenses
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Leon Levy                                     $11,368                   $10,460                    $171,950
Chairman
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Robert G. Galli3                               $456                        $0                      $191,134
Study Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Phillip Griffiths4                             $192                        $0                       $59,529

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Benjamin Lipstein                             $10,991                   $10,207                    $148,639
Study Committee Chairman,
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Elizabeth B. Moynihan                         $3,801                     $3,249                    $104,695
Study Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Kenneth A. Randall                            $6,626                     $6,125                     $96,034
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Edward V. Regan                                $501                        $0                       $94,995
Proxy Committee Chairman, Audit
Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Russell S. Reynolds, Jr.                      $2,400                     $2,025                     $71,069
Proxy Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Donald Spiro                                   $205                        $0                       $63,435

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Clayton K. Yeutter5                            $331                        $0                       $71,069
Proxy Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
1.       Aggregate  compensation  includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Director.
2.       For the 2000 calendar year.
3.       Total  compensation  for the 2000  calendar  year  includes  compensation  received  for serving as a trustee
     (director) of ten other Oppenheimer funds.
4.       Includes $192 deferred under Deferred Compensation Plan described below.
5.       Includes $66 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides for payments to retired  Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee's five years of service in which the  highest  compensation  was  received.  A Trustee  must  serve as trustee  for any of the New  York-based
Oppenheimer  funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's future  compensation  and length of service.  Therefore the amount of those benefits  cannot be determined at this time, nor can we estimate the number of years of credited  service that will be used to determine those benefits.

         |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred Compensation Plan for  disinterested  trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined  based upon the performance of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any  particular level of  compensation  to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the
Fund may invest in the funds  selected by the Trustee  under the plan  without  shareholder  approval  for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of November 8, 2000,  the only  persons who owned of record or were known by the
Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were the following:

         OppenheimerFunds,  Inc., c/o VP Financial Analysis, 6803 S. Tuscon Way, Englewood,  Colorado 80112-3924 which owned 110,000 Class A shares (8.82% of the Class A shares then outstanding).

         MLPF&S For The Sole Benefit of its  Customers,  ATTN:  Fund  Administrator/9EFD2,  4800 Deer Lake Drive,  E.,
         Florida,  3,  Jacksonville,  Florida  32246-6484  which owned 54,289.993 Class B shares (6.29% of the Class B shares then outstanding).

         Archer  Cleaners & Shirt Laundry Inc., 700 W. Okmulgee St,  Muskogee,  OK 74401-7549  which owned  16,927.095
         Class C shares (9.64% of the Class C shares then outstanding).

         OppenheimerFunds,  Inc., c/o VP Financial Analysis, 6803 S. Tucson Way, Englewood,  Colorado 80112-3924 which owned 100 Class Y shares (100% of the Class Y shares then outstanding).

         |X|   Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You can
obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

The  Manager.  The  Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled  by
Massachusetts Mutual Life Insurance Company.

         |X| The Investment  Advisory  Agreement.  The Manager provides investment advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects securities for the Fund's  portfolio  and handles  its  day-to-day  business.  The  portfolio  manager of the Fund is employed by the
Manager and is the person who is  principally  responsible  for the  day-to-day  management  of the Fund's  portfolio.
Other  members of the  Manager's  Equity  Portfolio  Team  provide the  portfolio  manager with counsel and support in managing the Fund's portfolio.

         The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration for the Fund. Those responsibilities  include the compilation  and  maintenance  of records  with respect to its  operations,  the  preparation  and filing of specified reports,  and composition of proxy materials and registration  statements for continuous  public sale of shares of the
Fund.

         The Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement  lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian  and transfer  agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including litigation costs. The management  fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

--------------------------------------- ----------------------------------------------------------------------------
Fiscal Period ended 7/31:                             Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2000                                                    $155,638
--------------------------------------- ----------------------------------------------------------------------------

         The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss.  The Fund sustains for any  investment,  adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement  permits the Manager to act as investment  adviser for any other  person,  firm or  corporation and to use the name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment adviser or general  distributor.  If the Manager  shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the Manager under the  investment advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains  provisions relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including  "affiliated"  brokers, as that term is defined in the
Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable  expense,  the "best execution"
of the Fund's  portfolio  transactions.  "Best  execution"  means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission  bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the  commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         Under the  investment  advisory  agreement,  the Manager may select  brokers  (other  than  affiliates)  that provide  brokerage  and/or  research  services  for the Fund and/or the other  accounts  over which the Manager or its affiliates  have investment  discretion.  The  commissions  paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Fund subject to the provisions of the  investment  advisory  agreement  and the  procedures  and rules  described  above.  Generally,  the  Manager's portfolio traders allocate brokerage based upon  recommendations  from the Manager's  portfolio  managers.  In certain instances,  portfolio  managers  may  directly  place trades and allocate  brokerage.  In either case,  the  Manager's executive officers supervise the allocation of brokerage.

         Transactions  in securities  other than those for which an exchange is the primary  market are generally done with  principals  or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be  required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S. markets.
Brokerage  commissions are paid primarily for  transactions in listed  securities or for certain  fixed-income  agency transactions  in the secondary  market.  Otherwise  brokerage  commissions  are paid only if it appears  likely that a better price or execution can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option  relates.
Other funds  advised by the  Manager  have  investment  policies  similar to those of the Fund.  Those other funds may purchase  or sell the same  securities  as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager  determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

         The  investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory accounts of the
Manager and its  affiliates.  The  investment  research  received for the  commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the
Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research  services  include  information  and analysis on particular  companies and industries as well as market or economic trends and portfolio  strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research  service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's own inventory,  (ii) the trade was  executed  by the  broker on an agency  basis at the stated  commission,  and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits the  Manager to use  concessions  on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services  provided by brokers broadens the scope and supplements the research  activities of the
Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain market  information  for the  valuation  of  securities  that are  either  held in the Fund's  portfolio  or are being considered  for  purchase.  The  Manager  provides  information  to the Board  about the  commissions  paid to brokers furnishing  such  services,  together  with the  Manager's  representation  that the  amount of such  commissions  was reasonably related to the value or benefit of such services.

--------------------------------------- ----------------------------------------------------------------------------
      Fiscal Period Ended 7/31:                        Total Brokerage Commissions Paid by the Fund1
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 1999                                                     $22,729
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2000                                                    $58,4902
--------------------------------------- ----------------------------------------------------------------------------
1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal period ended  7/31/00,  the amount of  transactions  directed to brokers for research  services was $9,234,284 and the amount of the commissions paid to broker-dealers for those services was $7,763.

Distribution and Service Plans

The  Distributor.  Under its  General  Distributor's  Agreement  with the Fund,  the  Distributor  acts as the  Fund's principal  underwriter  in the continuous  public  offering of the Fund's  classes of shares.  The  Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

         The  compensation  paid to (or retained by) the  Distributor  from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------- ------------------ -------------------- -------------------- ------------------- --------------------
                   Aggregate       Class A Front-End     Commissions on       Commissions on      Commissions on
   Fiscal       Front-End Sales      Sales Charges       Class A Shares       Class B Shares      Class C Shares
Period Ended   Charges on Class       Retained by          Advanced by         Advanced by          Advanced by
    7/31:          A Shares           Distributor         Distributor1         Distributor1        Distributor1
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
    1999            $36,309             $13,155              $1,675              $20,956              $1,186
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
    2000            $97,002             $40,167              $5,583              $141,328             $8,962
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
1.       The  Distributor  advances  commission  payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

----------------------- ----------------------------- ------------------------------ -------------------------------
                        Class A Contingent Deferred    Class B Contingent Deferred    Class C Contingent Deferred
 Fiscal Period Ended     Sales Charges Retained by      Sales Charges Retained by      Sales Charges Retained by
        7/31:                   Distributor                    Distributor                    Distributor
----------------------- ----------------------------- ------------------------------ -------------------------------
----------------------- ----------------------------- ------------------------------ -------------------------------
        1999*                        $0                            $4                              $0
----------------------- ----------------------------- ------------------------------ -------------------------------
----------------------- ----------------------------- ------------------------------ -------------------------------
         2000                        $0                          $19,709                          $304
----------------------- ----------------------------- ------------------------------ -------------------------------
*  From inception of the Fund, 12/17/98.

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution and Service
Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act.  Under those plans the
Fund pays the  Distributor  for all or a portion of its costs  incurred in  connection  with the  distribution  and/or servicing of the shares of the particular class.

         Under the plans,  the Manager  and the  Distributor,  in their sole  discretion,  from time to time,  may use their  own  resources  (at no  direct  cost to the Fund) to make  payments  to  brokers,  dealers  or other  financial institutions  for  distribution  and  administrative  services they perform.  The Manager may use its profits from the advisory fee it receives  from the Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its  Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An amendment to increase  materially the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.  Because Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material amendment to the Class A Plan that would  materially  increase  payments  under the Plan.  That  approval must be by a
"majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

         While the Plans are in effect,  the  Treasurer  of the Fund shall  provide  separate  written  reports on the plans to the Board of  Trustees  at least  quarterly  for its  review.  The  Reports  shall  detail  the amount of all payments  made under a plan,  the purpose for which the  payments  were made and the  identity of each  recipient of a payment.  The reports on the Class B Plan and Class C Plan shall also  include the  Distributor's  distribution  costs for that  quarter and in the case of the Class B plan the amount of those costs for previous  fiscal  periods that are unreimbursed. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect,  the selection and  nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent  the  involvement  of others in the  selection  and  nomination  process as long as the final  decision  as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the recipient  for itself and its  customers  does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of
Trustees has set no minimum amount of assets to qualify for payments  under the plans.

         |_| Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently uses the fees it receives  from  the  Fund  to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients") for personal services and account  maintenance  services they provide for their customers who hold Class
A shares. The services include,  among others,  answering customer inquiries about the Fund, assisting in establishing and maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the  request  of the  Fund or the  Distributor.  While  the  plan  permits  the  Board to  authorize  payments  to the
Distributor  to reimburse  itself for services under the plan,  the Board has not yet done so. The  Distributor  makes payments  to plan  recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average  annual  net  assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal  period ended July 31, 2000,  payments  under the Class A Plan totaled  $24,736,  of which all was paid by the  Distributor  to recipients.  That included  $3,679 paid to an affiliate of the  Distributor's  parent company.  Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use payments  received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |_| Class B, Class C and Class N Service  and  Distribution  Plan Fees.  Under  each plan,  service  fees and distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each  regular  business  day  during  the  period.  The plans  provide  for the  Distributor  to be compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the amounts paid by the Fund  under the plans  during  the  period for which the fee is paid.  The types of  services  that  Recipients provide are similar to the services provided under the Class A service plan, described above.

         The Class B, Class C and Class N Plans permit the  Distributor to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis,  without payment in advance.  However, the  Distributor  currently  intends to pay the  service  fee to  recipients  in advance  for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange  do not  qualify for the advance  service  fee  payment.  If Class B, Class C or Class N shares are  redeemed during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The Distributor  retains the asset-based sales charge on Class B and Class N shares. The Distributor  retains the  asset-based  sales  charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  commission to the recipient on Class C shares  outstanding for a year or more.
If a dealer has a special  agreement with the Distributor,  the Distributor will pay the Class B, Class C and/or Class
N service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying the sales  commissions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its services  rendered in  distributing  Class B, Class C and
Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  commissions  to  authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above,
o        may finance payment of sales  commissions  and/or the advance of the service fee payment to recipients  under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales  literature,  advertising  and  prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/00
--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
                                                                         Distributor's            Distributor's
                                                                           Aggregate              Unreimbursed
                                Total                Amount               Unreimbursed            Expenses as %
                              Payments            Retained by               Expenses              of Net Assets
                             Under Plan           Distributor              Under Plan               of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class B Plan                   $72,350              $62,003                 $114,101                  0.99%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class C Plan                   $15,619               $7,689                 $10,331                   0.46%
------------------------ -------------------- --------------------- ------------------------- ----------------------

         All payments under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

Explanation of  Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.
Those terms include  "cumulative  total return,"  "average  annual total return,"  "average annual total return at net asset value" and "total  return at net asset  value." An  explanation  as of how total  returns are  calculated is set forth below.  The charts below show the Fund's  performance  of the Fund's most recent fiscal year end. You can obtain current  performance  as  information  by calling the Fund's  Transfer  Agent at  1-800-525-7048  or by  visiting  the
OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.
                                      -------------------------------

         The Fund's  illustrations of its performance data in advertisements  must comply with rules of the Securities and  Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns  for the  advertised  class of shares  of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar  quarter  prior to the publication of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations  enables an investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's performance information as a basis for comparison with other investments:

         |_| Total returns measure the  performance of a hypothetical  account in the Fund over various periods and do not show the  performance  of each  shareholder's  account.  Your  account's  performance  will  vary  from the  model performance  data if your  dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

         |_| The Fund's  performance  returns  do not  reflect  the effect of taxes on  dividends  and  capital  gains distributions.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The  principal  value of the  Fund's  shares and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total returns for any given past period  represent  historical  performance  information and are not, and should not be considered, a prediction of future returns.

         The  performance  of each  class of shares is shown  separately,  because  the  performance  of each class of shares will usually be  different.  That is because of the  different  kinds of expenses  each class bears.  The total returns  of each  class  of  shares  of the Fund  are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the maturity of debt  investments,  the types of investments the Fund holds, and its operating  expenses that are allocated to the particular class.

         |X|  Total  Return  Information.  There  are  different  types of  "total  returns"  to  measure  the  Fund's performance.  Total  return  is the  change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital  gains  distributions  are  reinvested  in  additional  shares and that the investment  is redeemed at the end of the period.  Because of  differences  in expenses for each class of shares,  the total returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current maximum sales charge of 5.75% (as a percentage of the  offering  price) is deducted  from the initial  investment  ("P")  (unless the return is shown  without  sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred  sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first  year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year  period.  There is no sales charge for Class Y shares.

         |_| Average  Annual Total  Return.  The  "average  annual  total  return" of each class is an average  annual compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n"
in the formula) to achieve an Ending  Redeemable  Value ("ERV" in the  formula) of that  investment,  according to the following formula:

                                  ERV -1 = AVERAGE ANNUAL TOTAL RETURN
                             --------------
                                    P

         |_| Cumulative  Total Return.  The "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

                                  ERV - P = TOTAL RETURN
                            ---------------
                                     P

         |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or  contingent  deferred  sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------------------------------------------
                               The Fund's Total Returns for the Periods Ended 7/31/005
-----------------------------------------------------------------------------------------------------------------------
--------------- --------------------------- ---------------------------------------------------------------------------
                 Cumulative Total Returns                          Average Annual Total Returns

Class of
Shares
--------------- --------------------------- ---------------------------------------------------------------------------
--------------- --------------------------- ----------------------- --------------------------- -----------------------
                (10 Years of life of               1 - Year              5 - Year or Life         10 - Year or Life
                class)
--------------- --------------------------- ----------------------- --------------------------- -----------------------
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
                After Sales     Without      Without    After         Without     After Sales    Without    After
                  Charge         Sales        Sales       Sales        Sales         Charge       Sales       Sales
                   (MOP)        Charge        Charge      Charge       Charge        (NAV)        Charge      Charge
                                 (NAV)        (MOP)       (NAV)        (MOP)                      (MOP)       (NAV)
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
Class A          39.02%(1)     47.50%(1)      16.53%      23.64%     22.51%(1)     27.07%(1)       N/A         N/A
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
Class B          35.21%(2)     39.21%(2)      17.70%      22.70%     23.73%(2)     26.30%(2)       N/A         N/A
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
Class C          39.20%(3)     39.20%(3)      21.70%      22.70%     26.30%(3)     26.30%(3)       N/A         N/A
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------
Class Y          48.50%(4)     48.50%(4)      24.27%      24.27%     27.60%(4)     27.60%(4)       N/A         N/A
--------------- ------------ -------------- ----------- ----------- ------------- ------------- ----------- -----------

1.   Inception of Class A: 12/17/98
2.   Inception of Class B: 3/1/99
3.   Inception of Class C: 3/1/99
4.   Inception of Class Y: 12/17/98
5.   Class N shares were not offered  during the Fund's  fiscal  year ended  7/31/00.  Therefore,  this  Statement  of
Additional Information does not contain any performance information for that class.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |_| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual fund  monitoring service.  Lipper  monitors the  performance  of regulated  investment  companies,  including the Fund, and ranks their performance  for various  periods  based on  categories  relating to  investment  objectives.  The Lipper  performance rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not take  sales  charges  or taxes  into  consideration.  Lipper  also  publishes  "peer-group"  indices of the performance  of all mutual  funds in a category  that it  monitors  and  averages of the  performance  of the funds in particular categories.

         |_| Morningstar  Rankings.  From time to time the Fund may publish the star ranking of the performance of its classes of shares by  Morningstar,  Inc., an independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in broad  investment  categories:  domestic  stock  funds,  international  stock  funds,  taxable bond funds and municipal bond funds. The Fund is ranked among international stock funds.

         Morningstar star rankings are based on risk-adjusted  total investment  return.  Investment return measures a fund's (or class's) one-,  three-,  five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day  U.S.  Treasury  bill  returns  after  considering  the fund's  sales  charges  and expenses.  Risk  measures a fund's (or  class's)  performance  below  90-day  U.S.  Treasury  bill  returns.  Risk and investment  return are  combined to produce star  rankings  reflecting  performance  relative to the average fund in a fund's category.  Five stars is the "highest" ranking (top 10% of funds in a category),  four stars is "above average"
(next  22.5%),  three  stars is  "average"  (next  35%),  two stars is "below  average"  (next  22.5%) and one star is
"lowest"  (bottom  10%).  The current star ranking is the fund's (or  class's)  3-year  ranking or its combined 3- and
5-year ranking  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and
30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

         The Fund may also compare its  performance to that of other funds in its  Morningstar  category.  In addition to its star rankings,  Morningstar  also categorizes and compares a fund's 3-year  performance  based on Morningstar's classification  of the fund's  investments  and  investment  style,  rather  than how a fund  defines  its  investment objective.  Morningstar's four broad categories  (domestic equity,  international  equity,  municipal bond and taxable bond) are each  further  subdivided  into  categories  based on types of  investments  and  investment  styles.  Those comparisons  by  Morningstar  are based on the same  risk and  return  measurements  as its star  rankings  but do not consider the effect of sales charges.

         |_| Performance  Rankings and Comparisons by Other Entities and Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information  about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street  Journal,  Barron's,  or similar  publications.  That information may include performance quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's  classes of shares may be compared in  publications  to the  performance  of various  market  indices or other  investments,  and  averages,  performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

         Investors  may also wish to compare the  returns on the Fund's  share  classes to the return on  fixed-income
investments  available  from  banks  and  thrift  institutions.   Those  include  certificates  of  deposit,  ordinary
interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However,  the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate  daily,  while bank depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

         From time to time,  the Fund may publish  rankings or ratings of the  Manager or Transfer  Agent,  and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons  of their  services to those  provided by other  mutual fund  families  selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account.
Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of  certain  securities  or  commodities  markets or  segments  of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the  earnings of  companies  included in segments of  particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the  gross  national  or gross  domestic  product  of the  United  States  or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate  performance,  risk, or other characteristics of the Fund.

----------------------------------------------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
----------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is  presented  below about the  methods  that can be used to buy shares of the Fund.
Appendix B contains  more  information  about the  special  sales  charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase  must be at least $25.  Shares will be purchased two regular  business days following the regular  business day you instruct the  Distributor to initiate the
Automated  Clearing House ("ACH") transfer to buy the shares.  That instruction must be received prior to the close of
The New York Stock  Exchange that day.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day after the shares are  purchased.  The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain  days.  The proceeds of ACH  transfers  are  normally  received by the Fund 3 days after the transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely  basis,  the  Distributor reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales.  No sales charge is imposed in certain other  circumstances  described in Appendix B to this Statement of Additional  Information  because the Distributor or dealer or broker incurs little or no selling expenses.

          |X| Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of
Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b)
                ----------------------                                                 ---------------------------
                  plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children
                  --------
                  who are minors, and
o        Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce
                                     ---------------------
                  the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or
                ---------------------
                  contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering  price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

       |X| The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:
Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth& Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund                           OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                              OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund                            Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund                         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth& Income Fund                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold &Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund                  Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                                    Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund                             Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

        There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds except the  money  market  funds.  Under  certain  circumstances  described  in this  Statement  of  Additional  Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer  funds during a 13-month period,  you can reduce the sales charge rate that applies to your purchases  of Class A shares.  The total  amount of your  intended  purchases  of both Class A and Class B shares will determine  the  reduced  sales  charge  rate for the Class A shares  purchased  during  that  period.  You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an  investor's  statement in writing to the  Distributor  of the  intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds) during a 13-month period (the
"Letter of Intent  period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an  investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced  sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the
Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.  However,  if the  investor's purchases  of shares  within  the  Letter of  Intent  period,  when  added to the  value  (at  offering  price) of the investor's  holdings of shares on the last day of that period,  do not equal or exceed the intended  purchase  amount, the  investor  agrees to pay the  additional  amount of sales  charge  applicable  to such  purchases.  That amount is described  in "Terms of  Escrow,"  below  (those  terms may be  amended  by the  Distributor  from time to time).  The investor  agrees  that  shares  equal in value to 5% of the  intended  purchase  amount  will be held in escrow by the
Transfer Agent subject
to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this  Statement of
Additional  Information and the Application  used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended terms and that those  amendments  will apply automatically to existing Letters of Intent.

         If the total  eligible  purchases made during the Letter of Intent period do not equal or exceed the intended purchase  amount,  the  commissions  previously  paid to the dealer of record for the  account and the amount of sales charge  retained by the  Distributor  will be adjusted to the rates  applicable  to actual total  purchases.  If total eligible  purchases  during the Letter of Intent  period  exceed the  intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of  commissions  allowed or paid to the dealer over the amount of  commissions  that apply to the  actual  amount of  purchases.  The  excess  commissions  returned  to the  Distributor  will be used to  purchase additional  shares  for the  investor's  account  at the net  asset  value  per  share in  effect  on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer  Agent will not hold shares in escrow for purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended  purchase amount under a
Letter of Intent  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of  commissions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders for the  investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial  purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the public  offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.
         2. If the total minimum investment  specified under the Letter is completed within the thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor.
         3. If, at the end of the  thirteen-month  Letter of Intent period the total purchases  pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount  equal to the  difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges  which would have been paid if the total amount  purchased  had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the  difference  in sales charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within sixty days of the  expiration  of the Letter,  redeem the number of escrowed  shares  necessary to realize such difference  in sales  charges.  Full and  fractional  shares  remaining  after such  redemption  will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge,  the sales charge will be withheld from the redemption proceeds.

         4. By  signing  the  Letter,  the  investor  irrevocably  constitutes  and  appoints  the  Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.
         5. The  shares  eligible  for  purchase  under the Letter  (or the  holding  of which may be  counted  toward completion of a Letter) include:
         (a)   Class A shares sold with a front-end  sales  charge or subject to a Class A contingent  deferred  sales charge,
         (b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
         (c)   Class A or Class B shares  acquired  by  exchange  of  either  (1)  Class A shares  of one of the other
               Oppenheimer  funds that were acquired subject to a Class A initial or contingent  deferred sales charge or (2)  Class  B  shares  of one of the  other  Oppenheimer  funds  that  were  acquired  subject  to a contingent deferred sales charge.

         6.  Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is  requested,  as  described  in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares  directly from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase with your  application.  Shares purchased by Asset Builder Plan payments  from bank  accounts  are  subject to the  redemption  restrictions  for recent  purchases  described  in the
Prospectus.  Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares  for  OppenheimerFunds-sponsored  qualified  retirement  accounts  offered  by  employers  to their employees.  Asset Builder Plans also enable  shareholders  of  Oppenheimer  Cash Reserves to use their account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         To make automatic  payments to purchase  shares of the Fund,  your bank account  normally will be debited two business days prior to the investment dates you selected on your  Application.  Neither the Distributor,  the Transfer
Agent  nor the Fund  shall be  responsible  for any  delays  in  purchasing  shares  that  result  from  delays in ACH transmissions.

         Before you establish  Asset  Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your  financial  advisor  (or the  Distributor)  and  request  an  application  from  the  Distributor.  Complete  the application  and return it. You may change  the  amount of your  Asset  Builder  payment or your can  terminate  these automatic  investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable  period
(approximately  10 days) after receipt of your  instructions  to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge  arrangements  described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce Fenner& Smith,  Inc. or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement  the plan has less than $3 million in assets  (other than assets  invested in money market funds)  invested  in  applicable  investments,  then the  retirement  plan may  purchase  only  Class B shares  of the
Oppenheimer  funds.  Any retirement  plans in that category that  currently  invest in Class B shares of the Fund will have their Class B shares  converted  to Class A shares of the Fund when the plan's  applicable  investments  reach $5 million.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example,  when a purchase check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's  shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied by the number of shares in the purchase order.  The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the Distributor for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable  to
Class B, Class C or Class N shares  and the  dividends  payable on Class B, Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the  asset-based  sales charges to which
Class B and Class C are subject.

         The  availability  of  different  classes of shares  permits an investor  to choose the method of  purchasing shares that is more  appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial sales charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales  charge  on  Class A shares  - to  compensate  the  Distributor  and  brokers,  dealers  and  financial institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation  from his or her firm for  selling  Fund  shares may  receive  different  levels of  compensation  for selling one class of shares than another.

         The  Distributor  will not  accept  any  order in the  amount  of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase  Class A shares of the Fund.

          |_| Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue  Service,  the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the  shareholder.  If those laws or the IRS  interpretation  of those laws
should  change,  the  automatic  conversion  feature  may  be  suspended.   In  that  event,  no  further
conversions  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee,  such  exchange  could  constitute a taxable event for the shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                      recordkeeper or the plan sponsor for which has entered into a special agreement with the
                      Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                      Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |_| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian fees,
Trustees'  fees,  transfer  agency fees,  legal fees and  auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those expenses reduce the net asset value of shares,  and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for  calculating  the net asset  value,  dividends  and  distributions  of the Fund's share classes  recognizes  two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated  pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's  total assets that is  represented  by the assets of each class,  and then equally to each  outstanding  share within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of  shareholder  reports,  Prospectuses,  Statements  of  Additional  Information  and  other  materials  for  current shareholders,  fees to unaffiliated  Trustees,  custodian  expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that  are  directly  attributable  to a  particular  class  are  allocated  equally  to each outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees, transfer and shareholder  servicing  agent fees and expenses,  and  shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each class of shares of the Fund are determined  as of the close of business  of The New York Stock  Exchange  on each day that the  Exchange is open.  The calculation  is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a holiday).  The Exchange's most  recent  annual  announcement  (which  is  subject  to  change)  states  that it will  close on New  Year's  Day,
Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving
Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange  members may conduct trading in certain  securities on days on which the Exchange is closed  (including  weekends  and  holidays)  or after 4:00 P.M. on a regular  business  day.  The Fund's net asset values will not be  calculated on those days,  and the values of some of the Fund's  portfolio  securities  may change significantly on those days, when  shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock
Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Board of Trustees  determines that the  event  is  likely  to  effect a  material  change  in the  value  of the  security.  The  Manager  may make  that determination, under procedures established by the Board.

         |X| Securities  Valuation.  The Fund's Board of Trustees has established  procedures for the valuation of the
Fund's securities. In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
              (1)  if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
              (2)  if last  sale  information  is not  available  on a  valuation  date,  they are  valued at the last reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid"
                   and "asked"  prices on the  valuation  date or, if not, at the closing "bid" price on the valuation date.

         |_| Equity securities traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained  by the  Manager  from the  report of the  principal  exchange  on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         |_| Long-term debt securities  having a remaining  maturity in excess of 60 days are valued based on the mean between  the "bid" and "asked"  prices  determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two active  market  makers in the  security  on the basis of  reasonable inquiry.
         |_| The  following  securities  are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a  maturity  of 397 days or less when  issued and which have a remaining maturity of 60 days or less.
         |_| The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_| Securities (including restricted  securities) not having  readily-available  market quotations are valued at fair value  determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between  the "bid" and  "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the  case  of  U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for  comparable instruments on the basis of quality,  yield,  maturity.  Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing services.
That  monitoring  may include  comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign  currency,  including  forward  contracts,  and to convert to U.S. dollars  securities that are denominated in foreign currency.

         Puts,  calls,  and  futures  are valued at the last sale price on the  principal  exchange  on which they are traded or on NASDAQ,  as applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the  closing  "bid" and  "asked"  prices on the  principal  exchange or on NASDAQ on the valuation  date.  If not,  the value  shall be the  closing  bid price on the  principal  exchange or on NASDAQ on the valuation  date. If the put, call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount equal to the premium  received is included in the Fund's Statement of Assets and  Liabilities  as an asset.  An  equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.
If a call or put written by the Fund  expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters into a closing purchase  transaction,  it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus.  The information below provides  additional information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
         |_| Class A shares  purchased  subject to an  initial  sales  charge or Class A shares on which a  contingent deferred sales charge was paid, or
         |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made  without  sales  charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable  as described  in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.
The shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C shares or Class Y shares. The Fund may amend,  suspend or cease offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital  gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and amount of the  reinvestment.  Under the  Internal
Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain recognized from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption is  ordinarily  made in cash.  However,  the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the  redemption  proceeds  in whole or in part by a  distribution  "in kind" of  securities  from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company  Act.  Under that rule,  the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage  or other  costs in selling  the  securities  for cash.  The Fund will value  securities  used to pay redemptions  in kind using the same  method the Fund uses to value its  portfolio  securities  described  above  under
"Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $200 or such lesser  amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market  fluctuations.  If the
Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may  alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred  sales charge are  transferred,  the  transferred  shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee  shareholder  had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all  shares  held in an account  are  transferred,  and some but not all  shares in the  account would be subject to a contingent deferred sales charge if redeemed at the time of transfer,  the priorities  described in the  Prospectus  under  "How to Buy  Shares"  for the  imposition  of the  Class B,  Class C or Class N  contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions  From Retirement  Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants  (other than  self-employed  persons) in  OppenheimerFunds-sponsored  pension or  profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal
Revenue  Code and certain  documents  (available  from the  Transfer  Agent) must be  completed  and  submitted to the
Transfer Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to withholding requirements  under the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the  Transfer  Agent)  must be submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld  from any  distribution  even if the  shareholder  elects not to have tax withheld.  The
Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no  responsibility  to  determine  whether a distribution  satisfies  the  conditions  of  applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and  Brokers.  The  Distributor  is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase  price per share will be the net asset value  next  computed  after the  Distributor  receives  an order  placed by the  dealer or  broker.  However,  if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been  transmitted  to and received by the  Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for  accounts  redeemed by a  broker-dealer  under this  procedure,  payment will be made within three  business  days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the registered  owners on the redemption  documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund valued at $5,000 or more can authorize the  Transfer  Agent to  redeem  shares  (having  a value of at least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested by telephone if payments  are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address of record for the  account and the  address  must not have been  changed  within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments  are  normally  made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal  Plan payments  transferred  to the bank account  designated on the
Account Application or by  signature-guaranteed  instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic  Withdrawal  Plan three business days before the payment  transmittal  date you select in the
Account  Application.  If a contingent  deferred  sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee  receipt of a payment on the date requested.  The Fund reserves the right to amend, suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on  Class A share  purchases,  shareholders  should  not  make  regular  additional  Class  A  share  purchases  while participating  in an Automatic  Withdrawal  Plan.  Class B and Class C  shareholders  should not establish  withdrawal plans,  because of the  imposition  of the  contingent  deferred  sales charge on such  withdrawals  (except where the contingent deferred sales charge is waived as described in Appendix B, below).

         By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder  agrees to the terms and conditions that apply to such plans,  as stated below.  These  provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to
each  other  fund  account  is  $25.   Instructions  should  be  provided  on  the  OppenheimerFunds   Application  or
signature-guaranteed  instructions.  Exchanges  made under these plans are subject to the  restrictions  that apply to exchanges  as set forth in "How to  Exchange  Shares" in the  Prospectus  and below in this  Statement  of  Additional
Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as  necessary to meet  withdrawal  payments.
Shares acquired without a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder(s)
(the  "Planholder") who executed the Plan authorization and application  submitted to the Transfer Agent.  Neither the
Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the
Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund purchased  for and held under the Plan,  but the  Transfer  Agent will  credit all such  shares to the  account of the
Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the certificate may be held under the
Plan.

         For accounts  subject to Automatic  Withdrawal  Plans,  distributions  of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value  without a sales  charge.  Dividends  on shares held in the account may be paid in cash or reinvested.

         Shares will be  redeemed to make  withdrawal  payments  at the net asset  value per share  determined  on the redemption  date.  Checks or  AccountLink  payments  representing  the proceeds of Plan  withdrawals  will normally be transmitted  three  business  days prior to the date  selected  for receipt of the  payment,  according  to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the  interval of  disbursement  payments  and the address to which  checks are to be mailed or
AccountLink  payments are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.
The Planholder  should allow at least two weeks' time after mailing such  notification  for the requested change to be put in effect.  The Planholder  may, at any time,  instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions to the Transfer  Agent to terminate a Plan.  The Transfer Agent will also terminate a Plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated  form in the name of the  Planholder.  The account will  continue as a  dividend-reinvestment,  uncertificated  account  unless and until proper  instructions are received from the Planholder,  his or her executor or guardian,  or another  authorized person.

         To use shares  held under the Plan as  collateral  for a debt,  the  Planholder  may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued without  causing the withdrawal  checks to stop.
However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.
How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund,
     Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
     York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
     Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other
     Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
     Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other
     Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other
     Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market
     Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
     Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another
     Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
     Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
     Rate Fund if they are repurchased before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
     and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales  charge.  They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money
Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

|_| How  Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However,  when Class A shares acquired by exchange of Class A shares of other  Oppenheimer  funds  purchased  subject to a Class A contingent deferred sales charge are redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.  The Class
B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within 6 years of the initial  purchase of the  exchanged  Class B shares.  The Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent  deferred sales charge will be imposed if the retirement  plan (not including  IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)
plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are redeemed to effect an exchange,  the  priorities  described in "How To Buy
Shares" in the Prospectus  for the  imposition of the Class B or the Class C contingent  deferred sales charge will be followed in determining the order in which the shares are exchanged.  Before exchanging  shares,  shareholders  should take into  account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent  redemption  of  remaining  shares.  With  respect to Class N shares,  if you redeem your shares  within 18 months of the  retirement  plan's first  purchase or the  retirement  plan  eliminates  the Fund as a plan  investment option within 18 months of selecting the Fund, a 1% contingent deferred sales charge will be imposed on the plan.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |_| Limits on Multiple  Exchange Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests.  When you exchange some or all of your shares from one fund to another,  any special account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However,  special  redemption and exchange  features such as
Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans  cannot be switched to an account in  Oppenheimer  Senior
Floating Rate Fund.

         |_|  Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be  acquired  are  purchased  on the  Redemption  Date,  but such  purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the right,  in its  discretion,  to refuse any  exchange  request  that may  disadvantage  it. For example,  if the receipt of multiple  exchange  requests  from a dealer  might  require the  disposition  of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.
For full or partial  exchange of an account made by  telephone,  any special  account  features  such as Asset Builder
Plans and  Automatic  Withdrawal  Plans will be switched to the new account  unless the Transfer  Agent is  instructed otherwise.

         In  connection  with any  exchange  request,  the  number of  shares  exchanged  may be less than the  number requested  if the  exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

         The different  Oppenheimer funds available for exchange have different  investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege,"  above,  discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends  and  Distributions.  The Fund has no fixed  dividend  rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time  depending on market  conditions,  the  composition  of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time,  and on the same day for each class of  shares.  However,  dividends  on Class B, Class C and Class N shares are expected  to be lower  than  dividends  on Class A shares  or Class Y shares.  That is  because  of the  effect of the asset-based  sales  charge on Class B, Class C and Class N shares.  Those  dividends  will also  differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented  by checks  returned to the Transfer  Agent by the Postal  Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable  the  investor  to earn a return on  otherwise  idle  funds.  Unclaimed  accounts  may be  subject  to state escheatment  laws, and the Fund and the Transfer  Agent will not be liable to  shareholders  or their  representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends and  Distributions.  The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

         Special  provisions  of the Internal  Revenue Code govern the  eligibility  of the Fund's  dividends  for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains distributions are not eligible for the  deduction.  The  amount of  dividends  paid by the Fund that may  qualify  for the  deduction  is  limited to the aggregate amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction on dividends paid on Fund shares held
for 45 days or less. To the extent the Fund's dividends are derived from gross income from option  premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.

         Under the  Internal  Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment  income  earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, the Fund must pay an excise  tax on the  amounts  not  distributed.  It is  presently  anticipated  that the Fund  will  meet  those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the  undistributed  amounts.  That would reduce the amount of income or capital gains  available for distribution to shareholders.

         The Fund intends to qualify as a "regulated  investment  company"  under the Internal  Revenue Code (although it reserves the right not to qualify).  That qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital gains,  since  shareholders  normally  will be taxed on the  dividends  and capital  gains they  receive from the Fund
(unless the Fund's shares are held in a retirement  account or the  shareholder is otherwise  exempt from tax). If the
Fund  qualifies  as a  "regulated  investment  company"  under the Internal  Revenue  Code,  it will not be liable for
Federal  income  taxes on amounts  paid by it as  dividends  and  distributions.  The Fund  qualified  as a  regulated investment  company in its last fiscal year. The Internal  Revenue Code contains a number of complex tests relating to qualification  which the Fund  might not meet in any  particular  year.  If it did not so  qualify,  the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior  distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the  dividend or  distribution.  To elect this  option,  the  shareholder  must notify the  Transfer  Agent in writing and must have an existing  account in the fund  selected for  reinvestment.  Otherwise the  shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.  Dividends and/or  distributions  from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the  Manager.  It is responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative  functions.  It serves as the Transfer  Agent for an annual  account fee. It also acts as  shareholder  servicing  agent for the other
Oppenheimer  funds.  Shareholders  should direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the Custodian of the Fund's assets. The Custodian's  responsibilities  include safeguarding  and  controlling  the Fund's  portfolio  securities and handling the delivery of such  securities to and from the  Fund.  It will be the  practice  of the Fund to deal  with the  Custodian  in a manner  uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal  deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the independent  auditors of the Fund. They audit the Fund's financial statements and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

OPPENHEIMER LARGE CAP GROWTH FUND

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Large Cap Growth Fund as of July
31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from December 17, 1998 (commencement of operations) to
July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Large Cap Growth Fund as of July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from December 17,
1998 (commencement of operations) to July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
August 21, 2000

Financials

OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  July 31, 2000

                                                                   Market Value
                                                             Shares See Note 1
==================================================================================

 Common Stocks--99.9%
----------------------------------------------------------------------------------
 Basic Materials--0.2%
----------------------------------------------------------------------------------
 Chemicals--0.2%
 Ecolab, Inc.                                                 1,500     $   53,719
----------------------------------------------------------------------------------
 Capital Goods--7.6%
----------------------------------------------------------------------------------
 Electrical Equipment--6.7%
 General Electric Co.                                        39,400      2,026,637
----------------------------------------------------------------------------------
 Manufacturing--0.9%
 Danaher Corp.                                                3,200        163,000
----------------------------------------------------------------------------------
 Honeywell International, Inc.                                1,000         33,625
----------------------------------------------------------------------------------
 Microchip Technology, Inc.(1)                                  300         20,831
----------------------------------------------------------------------------------
 Millipore Corp.                                                900         56,587
                                                                        ----------
                                                                           274,043

----------------------------------------------------------------------------------
 Communication Services--1.8%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.8%
 Comverse Technology, Inc.(1)                                   500         43,875
----------------------------------------------------------------------------------
 Dycom Industries, Inc.(1)                                    3,000        128,250
----------------------------------------------------------------------------------
 Qwest Communications International, Inc.(1)                  3,631        170,430
----------------------------------------------------------------------------------
 WorldCom, Inc.(1)                                            5,400        210,937
                                                                        ----------
                                                                           553,492

----------------------------------------------------------------------------------
 Consumer Cyclicals--6.7%
----------------------------------------------------------------------------------
 Consumer Services--1.7%
 Omnicom Group, Inc.                                          6,000        510,000
----------------------------------------------------------------------------------
 Media--1.4%
 Dow Jones & Co., Inc.                                        6,400        422,000
----------------------------------------------------------------------------------
 Retail: General--1.9%
 Wal-Mart Stores, Inc.                                       10,400        571,350
----------------------------------------------------------------------------------
 Retail: Specialty--1.7%
 Home Depot, Inc.                                             1,500         77,625
----------------------------------------------------------------------------------
 Target Corp.                                                15,000        435,000
                                                                        ----------
                                                                           512,625

----------------------------------------------------------------------------------
 Consumer Staples--3.9%
----------------------------------------------------------------------------------
 Beverages--0.9%
 Anheuser-Busch Cos., Inc.                                    3,200        257,600
----------------------------------------------------------------------------------
 Broadcasting--1.8%
 Clear Channel Communications, Inc.(1)                        5,200        396,175
----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                     1,200        149,100
                                                                        ----------
                                                                           545,275

12 | OPPENHEIMER LARGE CAP GROWTH FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Food--0.4%
 General Mills, Inc.                                          2,700     $   92,812
----------------------------------------------------------------------------------
 Quaker Oats Co.                                                500         33,625
                                                                        ----------
                                                                           126,437

----------------------------------------------------------------------------------
 Food & Drug Retailers--0.8%
 CVS Corp.                                                    6,000        236,625
----------------------------------------------------------------------------------
 Energy--0.5%
----------------------------------------------------------------------------------
 Energy Services--0.5%
 Weatherford International, Inc.(1)                           3,800        152,237
----------------------------------------------------------------------------------
 Financial--0.7%
----------------------------------------------------------------------------------
 Diversified Financial--0.7%
 American Express Co.                                         3,900        221,081
----------------------------------------------------------------------------------
 Healthcare--16.9%
----------------------------------------------------------------------------------
 Healthcare/Drugs--12.3%
 American Home Products Corp.                                 3,400        180,412
----------------------------------------------------------------------------------
 Andrx Corp.(1)                                               5,100        398,119
----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                    14,900        739,412
----------------------------------------------------------------------------------
 Merck & Co., Inc.                                           14,700      1,053,806
----------------------------------------------------------------------------------
 Pfizer, Inc.                                                14,500        625,312
----------------------------------------------------------------------------------
 Pharmacia Corp.                                             12,900        706,275
                                                                        ----------
                                                                         3,703,336

----------------------------------------------------------------------------------
 Healthcare/Supplies& Services--4.6%
 Health Management Assn., Inc., Cl. A(1)                      1,800         28,237
----------------------------------------------------------------------------------
 Medtronic, Inc.                                             14,400        735,300
----------------------------------------------------------------------------------
 Minimed, Inc.(1)                                             2,200        277,337
----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                           5,500        357,500
                                                                        ----------
                                                                         1,398,374

----------------------------------------------------------------------------------
 Technology--58.3%
----------------------------------------------------------------------------------
 Computer Hardware--11.9%
 Apple Computer, Inc.(1)                                      9,800        497,962
----------------------------------------------------------------------------------
 Comdisco, Inc.                                               5,600        144,900
----------------------------------------------------------------------------------
 Compaq Computer Corp.                                        8,200        230,112
----------------------------------------------------------------------------------
 EMC Corp.(1)                                                 3,800        323,475
----------------------------------------------------------------------------------
 International Business Machines Corp.                       10,100      1,135,619
----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                   12,000      1,265,250
                                                                        ----------
                                                                         3,597,318

13 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Computer Software--15.4%
 Adobe Systems, Inc.                                            900    $   103,050
----------------------------------------------------------------------------------
 America Online, Inc.(1)                                     17,800        948,963
----------------------------------------------------------------------------------
 BroadVision, Inc.(1)                                         8,700        314,831
----------------------------------------------------------------------------------
 CNET Networks, Inc.(1)                                       1,300         38,919
----------------------------------------------------------------------------------
 I2 Technologies, Inc.(1)                                     4,800        622,800
----------------------------------------------------------------------------------
 Intuit, Inc.(1)                                             10,600        360,400
----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                          15,800      1,103,038
----------------------------------------------------------------------------------
 Oracle Corp.(1)                                             15,600      1,172,925
                                                                       -----------
                                                                         4,664,926

----------------------------------------------------------------------------------
 Communications Equipment--10.0%
 ADC Telecommunications, Inc.(1)                             14,200        595,513
----------------------------------------------------------------------------------
 Advanced Fibre Communications, Inc.(1)                      10,700        458,763
----------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                      24,600      1,609,763
----------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                    4,600        201,250
----------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                     1,800        138,600
                                                                       -----------
                                                                         3,003,889

----------------------------------------------------------------------------------
 Electronics--21.0%
 Advanced Micro Devices, Inc.(1)                              5,900        424,431
----------------------------------------------------------------------------------
 Altera Corp.(1)                                              6,100        598,944
----------------------------------------------------------------------------------
 Applied Materials, Inc.(1)                                   8,700        660,113
----------------------------------------------------------------------------------
 Intel Corp.                                                 34,600      2,309,550
----------------------------------------------------------------------------------
 JDS Uniphase Corp.(1)                                        5,700        673,313
----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                   7,700        627,550
----------------------------------------------------------------------------------
 Molex, Inc.                                                  1,000         47,047
----------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                            7,200        456,300
----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                      4,000        234,750
----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                              4,200        315,263
                                                                       -----------
                                                                         6,347,261

----------------------------------------------------------------------------------
 Utilities--3.3%
----------------------------------------------------------------------------------
 Electric Utilities--1.2%
 AES Corp. (The)(1)                                           7,000        374,063
----------------------------------------------------------------------------------
 Gas Utilities--2.1%
----------------------------------------------------------------------------------
 Dynegy, Inc.                                                 3,700        260,388
----------------------------------------------------------------------------------
 Enron Corp.                                                  4,900        360,763
                                                                       -----------
                                                                           621,151
                                                                       -----------
 Total Common Stocks (Cost $28,501,879)                                 30,173,439

14 | OPPENHEIMER LARGE CAP GROWTH FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
==================================================================================
 Repurchase Agreements--2.7%
----------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc.,
 6.53%, dated 7/31/00, to be repurchased at $827,150
 on 8/1/00, collateralized by U.S. Treasury Nts.,
 4.25%-7.875%, 8/31/00-8/15/09, with a value of $604,145
 and U.S. Treasury Bonds, 5.25%-14%, 8/15/03-11/15/28,
 with a value of $241,317 (Cost $827,000)                  $827,000    $   827,000
----------------------------------------------------------------------------------
 Total Investments, at Value  (Cost $29,328,879)              102.6%    31,000,439
----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                         (2.6)      (789,438)
                                                           -----------------------
 Net Assets                                                   100.0%   $30,211,001
                                                           =======================

Footnotes to Statement of Investments

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2000

=============================================================================================

 Assets

 Investments, at value (cost $29,328,879)--see accompanying statement             $31,000,439
---------------------------------------------------------------------------------------------
 Cash                                                                                     729
---------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                      91,359
 Shares of beneficial interest sold                                                    87,485
 Interest and dividends                                                                 7,821
 Other                                                                                  1,578
                                                                                  -----------
 Total assets                                                                      31,189,411

=============================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                809,195
 Shares of beneficial interest redeemed                                                69,174
 Shareholder reports                                                                   36,203
 Trustees' compensation                                                                33,739
 Distribution and service plan fees                                                     7,387
 Transfer and shareholder servicing agent fees                                          4,385
 Other                                                                                 18,327
                                                                                  -----------
 Total liabilities                                                                    978,410

=============================================================================================
 Net Assets                                                                       $30,211,001
                                                                                  ===========
=============================================================================================
 Composition of Net Assets

 Paid-in capital                                                                  $26,580,515
---------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                      (32,067)
---------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                           1,990,993
---------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                         1,671,560
                                                                                  -----------
 Net Assets                                                                       $30,211,001
                                                                                  ===========
=============================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $16,470,170 and 1,131,788 shares of beneficial interest outstanding)                  $14.55
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                           $15.44
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,498,741
 and 799,259 shares of beneficial interest outstanding)                                $14.39
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,240,625
 and 155,679 shares of beneficial interest outstanding)                                $14.39
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $1,465 and 100 shares of beneficial interest outstanding)                   $14.65

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2000

==================================================================================

 Investment Income

 Dividends                                                              $  119,750
----------------------------------------------------------------------------------
 Interest                                                                   59,437
                                                                        ----------
 Total income                                                              179,187

==================================================================================
 Expenses

 Management fees                                                           155,638
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    24,736
 Class B                                                                    72,350
 Class C                                                                    15,619
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    31,172
 Class B                                                                    18,556
 Class C                                                                     4,094
----------------------------------------------------------------------------------
 Shareholder reports                                                        72,407
----------------------------------------------------------------------------------
 Trustees' compensation                                                     36,871
----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                19,442
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 3,659
----------------------------------------------------------------------------------
 Other                                                                      11,097
                                                                        ----------
 Total expenses                                                            465,641
 Less expenses paid indirectly                                              (3,583)
                                                                        ----------
 Net expenses                                                              462,058

==================================================================================
 Net Investment Loss                                                      (282,871)

==================================================================================
 Realized and Unrealized Gain

 Net realized gain on investments                                        2,721,948

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    1,144,045
                                                                        ----------
 Net realized and unrealized gain                                        3,865,993

==================================================================================
 Net Increase in Net Assets Resulting from Operations                   $3,583,122
                                                                        ==========

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Year Ended   Period Ended
                                                           July 31,       July 31,
                                                               2000        1999(1)
==================================================================================

 Operations

 Net investment loss                                    $  (282,871)    $  (33,633)
----------------------------------------------------------------------------------
 Net realized gain                                        2,721,948        130,952
----------------------------------------------------------------------------------
 Net change in unrealized appreciation                    1,144,045        527,515
                                                        --------------------------
 Net increase in net assets resulting from operations     3,583,122        624,834

==================================================================================
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                                   (126,072)            --
 Class B                                                    (70,994)            --
 Class C                                                    (20,287)            --
 Class Y                                                        (18)            --

==================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                  8,398,029      5,504,074
 Class B                                                  8,645,757      1,709,968
 Class C                                                  1,539,267        422,321
 Class Y                                                         --          1,000

==================================================================================
 Net Assets

 Total increase                                          21,948,804      8,262,197
----------------------------------------------------------------------------------
 Beginning of period                                      8,262,197             --
                                                        --------------------------
 End of period [including accumulated net investment
 income (loss) of $(32,067) and $3, respectively]       $30,211,001     $8,262,197
                                                        ==========================

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                                     Class A                      Class B
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(1)          2000        1999(2)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.93         $10.00        $11.89         $10.48
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.11)         (1.05)         (.17)         (1.04)
 Net realized and unrealized gain                        2.91           2.98          2.85           2.45
                                                       --------------------------------------------------
 Total income from investment operations                 2.80           1.93          2.68           1.41
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.55         $11.93        $14.39         $11.89
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    23.63%         19.30%        22.70%         13.45%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $16,470         $6,059       $11,499         $1,764
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $11,973         $4,028       $ 7,257         $  722
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.03)%        (1.05)%       (1.81)%        (1.93)%
 Expenses                                                1.91%          1.81%         2.69%          2.92%
 Expenses, net of indirect expenses and
 waiver of expenses                                      1.89%          1.65%         2.67%          2.75%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                     Class C                      Class Y
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(2)          2000        1999(1)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.89         $10.48        $11.95         $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.19)         (1.04)         (.07)         (1.03)
 Net realized and unrealized gain                        2.87           2.45          2.95           2.98
                                                       --------------------------------------------------
 Total income from investment operations                 2.68           1.41          2.88           1.95
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.39         $11.89        $14.65         $11.95
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    22.70%         13.45%        24.27%         19.50%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $2,241           $438            $1             $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $1,566           $192            $1             $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.82)%        (1.95)%       (0.54)%        (0.72)%
 Expenses                                                2.72%          2.90%         1.45%          1.65%
 Expenses, net of indirect expenses and
 waiver of expenses                                      2.70%          2.73%         1.43%          1.50%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer Large Cap Growth Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

21 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
July 31, 2000, a provision of $32,067 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $32,067 as of July 31,
2000.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

22 | OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $361,661, a decrease in accumulated net investment loss of
$250,801, and a decrease in accumulated net realized gain on investments of
$612,462. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

23 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended July 31, 2000     Period Ended July 31, 1999(1,2)
                                 Shares         Amount                Shares        Amount
------------------------------------------------------------------------------------------

 Class A
 Sold                           912,843    $12,377,105               594,395    $6,469,402
 Dividends and/or
 distributions reinvested         7,861        104,002                    --            --
 Redeemed                      (296,838)    (4,083,078)              (86,473)     (965,328)
                               -----------------------------------------------------------
 Net increase                   623,866    $ 8,398,029               507,922    $5,504,074
                               ===========================================================

------------------------------------------------------------------------------------------
 Class B
 Sold                           835,185    $11,197,215               151,712    $1,750,100
 Dividends and/or
 distributions reinvested         4,775         62,802                    --            --
 Redeemed                      (189,125)    (2,614,260)               (3,288)      (40,132)
                               -----------------------------------------------------------
 Net increase                   650,835    $ 8,645,757               148,424    $1,709,968
                               ===========================================================

------------------------------------------------------------------------------------------
 Class C
 Sold                           195,498    $ 2,588,850                39,237    $  452,446
 Dividends and/or
 distributions reinvested         1,535         20,206                    --            --
 Redeemed                       (78,139)    (1,069,789)               (2,452)      (30,125)
                               -----------------------------------------------------------
 Net increase                   118,894    $ 1,539,267                36,785    $  422,321
                               ===========================================================

------------------------------------------------------------------------------------------
 Class Y
 Sold                                --    $        --                   100    $    1,000
 Dividends and/or
 distributions reinvested            --             --                    --            --
 Redeemed                            --             --                    --            --
                               -----------------------------------------------------------
 Net increase                        --    $        --                   100    $    1,000
                               ===========================================================

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999, for Class A and Class Y.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999, for Class B and Class C.

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2000, were $71,303,060 and $51,762,200, respectively.

As of July 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $29,349,143 was:

Gross unrealized appreciation  $ 3,077,195
Gross unrealized depreciation   (1,425,899)
                               -----------
Net unrealized depreciation    $ 1,651,296
                               ===========

24 | OPPENHEIMER LARGE CAP GROWTH FUND

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and
0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended July 31, 2000, was an annualized rate of 0.75%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Commissions     Commissions     Commissions
                      Front-End      Front-End     on Class A      on Class B      on Class C
                  Sales Charges  Sales Charges         Shares          Shares          Shares
                     on Class A    Retained by    Advanced by     Advanced by     Advanced by
Year Ended               Shares    Distributor    Distributor(1)  Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------

July 31, 2000           $97,002        $40,167         $5,583        $141,328          $8,962

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                               Class A                  Class B                  Class C
                   Contingent Deferred      Contingent Deferred      Contingent Deferred
                         Sales Charges            Sales Charges            Sales Charges
 Year Ended    Retained by Distributor  Retained by Distributor  Retained by Distributor
----------------------------------------------------------------------------------------

July 31, 2000                       --                  $19,709                      $--

   The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2000, payments under the Class A plan totaled $24,736 prior to Management waivers if applicable, all of which were paid by the Distributor to recipients, and included $3,679 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

25 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended July 31, 2000, were as follows:

                                                         Distributor's     Distributor's
                                                             Aggregate      Unreimbursed
                                                          Unreimbursed     Expenses as %
                        Total Payments  Amount Retained       Expenses     of Net Assets
                            Under Plan   by Distributor     Under Plan          of Class
----------------------------------------------------------------------------------------

Class B Plan                   $72,350          $62,003       $114,101              0.99%
Class C Plan                    15,619            7,689         10,331              0.46

================================================================================
5. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum. The Fund had no borrowings outstanding during the year ended July 31, 2000.

FINANCIAL HIGHLIGHTS

                                                                     Class A                      Class B
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(1)          2000        1999(2)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.93         $10.00        $11.89         $10.48
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.11)         (1.05)         (.17)         (1.04)
 Net realized and unrealized gain                        2.91           2.98          2.85           2.45
                                                       --------------------------------------------------
 Total income from investment operations                 2.80           1.93          2.68           1.41
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.55         $11.93        $14.39         $11.89
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    23.63%         19.30%        22.70%         13.45%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $16,470         $6,059       $11,499         $1,764
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $11,973         $4,028       $ 7,257         $  722
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.03)%        (1.05)%       (1.81)%        (1.93)%
 Expenses                                                1.91%          1.81%         2.69%          2.92%
 Expenses, net of indirect expenses and
 waiver of expenses                                      1.89%          1.65%         2.67%          2.75%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

 | OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                     Class C                      Class Y
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(2)          2000        1999(1)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.89         $10.48        $11.95         $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.19)         (1.04)         (.07)         (1.03)
 Net realized and unrealized gain                        2.87           2.45          2.95           2.98
                                                       --------------------------------------------------
 Total income from investment operations                 2.68           1.41          2.88           1.95
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.39         $11.89        $14.65         $11.95
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    22.70%         13.45%        24.27%         19.50%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $2,241           $438            $1             $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $1,566           $192            $1             $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.82)%        (1.95)%       (0.54)%        (0.72)%
 Expenses                                                2.72%          2.90%         1.45%          1.65%
 Expenses, net of indirect expenses and
 waiver of expenses                                      2.70%          2.73%         1.43%          1.50%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

 | OPPENHEIMER LARGE CAP GROWTH FUND

                                                      Appendix A

                                               Industry Classifications

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies&Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads& Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings& Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel& Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                      Appendix B

                            OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.                        Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
              Distributor for those purchases, or
(2)      by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      -           Purchases  of Class A shares  by  Retirement  Plans  that have any of the  following  record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner& Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
              mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P.
              ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)      The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
              On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      -           Purchases  by a  Retirement  Plan whose  record  keeper  had a  cost-allocation  agreement  with the
      Transfer Agent on or before March 1, 2001.

II.                                  Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-        The Manager or its affiliates.
-
     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the
         Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-        Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      -           Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other
         Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
-        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the
         Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      -           To make  Automatic  Withdrawal  Plan payments  that are limited  annually to no more than 12% of the account value adjusted annually.
-        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an
                IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
                Distributor.
(11)
         Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                OppenheimerFunds-sponsored IRA.
      -           For  distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable
         Prospectus.
-        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
-        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.10
(9)
         On account of the participant's separation from service.11
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         -    Redemptions  of Class B shares or Class C shares  under an  Automatic  Withdrawal  Plan from an  account other than a  Retirement  Plan if the  aggregate  value of the  redeemed  shares does not exceed 10% of the  account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families"
              as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                 Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      -           acquired by such  shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
         -        purchased by such  shareholder by exchange of shares of another  Oppenheimer fund that were acquired pursuant to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer  fund on November  24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who
qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who
                  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA
                  Family of Funds.
              -   Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
         - -  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.
B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
                  -        withdrawals  under an  automatic  withdrawal  plan  holding  only either Class B or Class C shares if the annual  withdrawal  does not exceed 10% of the  initial  value of the  account  value, adjusted annually, and
                  -        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to
November 24, 1995:
-        redemptions  following the death or  disability of the  shareholder(s)  (as evidenced by a  determination  of total disability by the U.S. Social Security Administration);
-        withdrawals  under an  automatic  withdrawal  plan (but only for Class B or Class C shares)  where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
                  -        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at
                $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

         -    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18,
1996, and still holds Class A shares:
(1)      any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former
                Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
                Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut
                Mutual Funds or a Fund into which such Fund merged;
(2)      any participant in a qualified plan, provided that the total initial amount invested by the plan in the
                Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5)      one or more members of a group of at least 1,000 persons (and persons who are retirees from such group)
                engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
                Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.                   Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

            VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities
                                                         Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

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Oppenheimer Large Cap Growth Fund
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Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
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Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG  LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York 10019-5820

1234

PX775.0301

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1Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.